Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment based on:(2)
	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Company Total Shareholder Return (TSR) ($)	Peer Group TSR S&P 500 A&D Index TSR ($)	Peer Group TSR S&P 500 Industrials Index TSR ($)	Net Income ($) (in millions)	Manufacturing Cash Flow before Pension Contributions(3)

2023	20,391,762	27,994,633	4,921,857	6,004,863	181.4	119.1	150.2	921	931
2022	15,367,279	18,736,482	3,881,920	4,533,894	159.5	111.5	127.2	861	1,188
2021	18,576,014	45,821,710	4,819,441	9,366,481	173.7	95.0	134.5	746	1,149
2020	17,770,781	15,822,859	4,206,109	3,770,432	108.6	83.9	111.1	309	596

PEO Total Compensation Amount		$ 20,391,762	$ 15,367,279	$ 18,576,014	$ 17,770,781
PEO Actually Paid Compensation Amount	[1]	$ 27,994,633	18,736,482	45,821,710	15,822,859
Adjustment To PEO Compensation, Footnote [Text Block]

“Compensation Actually Paid” is defined by the SEC to include amounts not actually received by the PEO or non-PEO NEOs. The calculation of CAP is required to include, not only actual take-home pay for the reported year, but (i) an alternate valuation of pension benefits accrued during the year, (ii) the year-end value of equity awards granted during the reported year, and (iii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or through the end of the reported fiscal year. The reconciliation below sets forth adjustments made to the Summary Compensation Table Total for Mr. Donnelly and the average of the Summary Compensation Table Total for the Non- PEO NEOs to arrive at “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs”, in the manner prescribed by SEC rules.

	PEO				Non-PEO NEOs (average)

	2023	2022	2021	2020	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total	$ 20,391,762	$ 15,367,279	$ 18,576,014	$ 17,770,781	$ 4,921,857	$ 3,881,920	$ 4,819,441	$4,206,109
Adjustments:
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(2,682,449)	—	(95,972)	(2,838,193)	(759,247)	—	(216,984)	(708,553)
Increase for “Service Cost” for pension plans	413,267	576,449	580,054	512,139	129,420	162,591	165,031	188,354

	PEO				Non-PEO NEOs (average)

	2023	2022	2021	2020	2023	2022	2021	2020

Deduction for the grant date fair value of stock awards (PSUs and RSUs) awarded during the year, reported under the “Stock Awards” column in the SCT	(10,100,586)	(8,314,479)	(10,500,442)	(10,522,576)	(1,697,740)	(1,444,119)	(1,828,820)	(1,797,292)
Deduction for the grant date fair value of options awarded during the year, reported under the “Option Awards” column in the SCT	(3,477,679)	(2,905,358)	(3,011,625)	(2,493,513)	(584,526)	(504,602)	(527,116)	(429,833)
Increase for year-end fair value of awards granted during year that remain outstanding and unvested as of year-end(1)	14,676,737	12,650,262	22,165,513	13,307,527	2,466,901	2,190,502	3,879,540	2,293,943
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end(1)	4,093,826	1,079,909	14,602,311	1,043,862	711,301	194,183	2,484,003	170,048
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	4,665,339	264,240	3,486,240	(977,153)	814,467	50,307	588,100	(155,581)
Increase for value of dividend equivalents	14,355	18,180	19,617	19,985	2,469	3,112	3,286	3,237
Total Adjustments	7,602,871	3,369,203	27,245,696	(1,947,922)	1,083,005	651,974	4,547,040	(435,677)
“Compensation Actually Paid”	$27,994,633	$18,736,482	$45,821,710	$15,822,859	$6,004,863	$4,533,894	$9,366,481	$3,770,432

(1)	We calculate the fair value of our PSUs, which are typically settled in cash, but, in the Committee’s discretion, can be settled in shares of common stock, cash, or a combination of both, in accordance with GAAP, based on the closing price of our common stock and the number of units, as adjusted based on estimates with respect to performance on the relevant metrics. On the grant date, we assume performance at target on the metrics. Following the grant date, we apply the actual relative TSR as of the valuation date, and, for the remaining performance periods, we utilize estimates of performance against the target for each operating metric.

Non-PEO NEO Average Total Compensation Amount		$ 4,921,857	3,881,920	4,819,441	4,206,109
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 6,004,863	4,533,894	9,366,481	3,770,432
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP versus TSR

As shown in the chart below, the calculated CAP for both the PEO and the Non-PEO NEOs is correlated with the Company’s TSR for each of the years set forth in the table above. This is due primarily to the Company’s use of equity awards in the long-term incentive compensation plan, which results in the alignment of the value of our executives’ outstanding and unvested awards with shareholders’ interests. As described in detail in the Compensation Discussion and Analysis beginning on page 23, awards issued under our long-term incentive compensation program are directly linked to stock price and represent a substantial portion of our NEOs’ compensation which serves to align our executives’ interests with our shareholders’ interests. Textron’s common stock price increased 59.7%, from $48.33 at the end of the 2020 fiscal year to $77.20 at the end of the 2021 fiscal year, resulting in a substantially greater fair value of outstanding and unvested equity awards and a substantial increase in year-over-year CAP.

From the end of the 2021 fiscal year to the end of the 2022 fiscal year, Textron’s common stock price decreased 8.3% from $77.20 to $70.80 which is reflected in the lower CAP for 2022. Textron’s common stock price then increased 13.6%, from $70.80 at the end of 2022 to $80.42 at the end of fiscal year 2023, resulting again in an increase in year- over-year CAP for 2023. The impact of equity incentive compensation is greater for the PEO’s CAP calculation because the portion of his compensation that is delivered in the form of equity incentives is greater than that portion for the Non-PEO NEOs.

Compensation Actually Paid vs. Net Income [Text Block]

CAP versus Net Income

As shown in the chart below, the Company’s net income increased significantly from 2020 to 2021 and also increased in both periods from 2021 to 2022 and 2022 to 2023. This measure is somewhat aligned with the calculated CAP for both the PEO and the Non-PEO NEOs, although, the correlation related to Net Income impact is overshadowed by the impact of changes in the Company’s stock price on CAP primarily due to the Company’s use of equity incentives that are tied directly to stock price, as described above. Notably, the Company does not use Net Income to determine compensation levels or long-term incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP versus Manufacturing Cash Flow before Pension Contributions

As shown in the chart below, the Company’s Manufacturing Cash Flow before Pension Contributions increased significantly from 2020 to 2021, modestly from 2021 to 2022, and decreased from 2022 to 2023. This measure affects CAP for both the PEO and the Non-PEO NEOs by impacting the extent to which performance share units are earned over the performance periods, however this impact is overshadowed by the impact that changes in the Company’s stock price have on CAP, primarily due to the Company’s use of equity incentives that are tied directly to stock price, as described above.

Total Shareholder Return Vs Peer Group [Text Block]

Company’s TSR versus Peer Groups’ TSR

As shown in the chart below, the Company’s cumulative TSR is correlated with the S&P 500 Industrials index cumulative TSR. It is not as closely aligned with the S&P 500 A&D index cumulative TSR. Because Textron is a multi-industry company with businesses in the aerospace and defense industry as well as other industrial manufacturing businesses, both indices are relevant for comparison, although neither is an ideal peer group. Due to consolidation in the A&D industry, that index reflects the results of only eleven companies, including Textron, making each company’s impact arguably outsized, especially the impact of large companies, given that the returns shown are weighted based on market capitalization. Since the S&P 500 Industrials index includes a greater number of companies than the S&P 500 A&D index, using this index for comparison mitigates the effect of companies with outlying performance.

Tabular List [Table Text Block]

Financial Performance Measures

The following list of financial performance measures represents, in the Company’s assessment, the most important financial performance measures used by the Company to link Compensation Actually Paid (“CAP”) to the NEOs to company performance for the 2023 fiscal year. Please see the Compensation Discussion and Analysis beginning on page 23 for additional discussion of how these factors affected our NEOs’ compensation.

Descriptions of Relationships

Manufacturing Cash Flow before Pension Contributions
Average Return on Investment Capital
Cumulative Manufacturing Cash Flow
Enterprise Net Operating Profit
Relative TSR compared to the S&P 500

Set forth below are descriptions of the relationship between CAP and each of the financial performance metrics set forth in the Pay versus Performance table above, as well as a description of the relationship of the Company’s Total Shareholder Return (“TSR”) compared to our Peer Groups’ TSR.

Total Shareholder Return Amount	[2]	$ 181.4	159.5	173.7	108.6
Peer Group Total Shareholder Return Amount	[2]	119.1	111.5	95.0	83.9
Peer Group Total Shareholder Return Amount	[2]	150.2	127.2	134.5	111.1
Net Income (Loss) Attributable to Parent		$ 921,000,000	$ 861,000,000	$ 746,000,000	$ 309,000,000
Company Selected Measure Amount	[3]	931	1,188	1,149	596
PEO Name		Mr. Donnelly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Manufacturing Cash Flow before Pension Contributions
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Average Return on Investment Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cumulative Manufacturing Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Enterprise Net Operating Profit
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR compared to the S&P 500
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,602,871	$ 3,369,203	$ 27,245,696	$ (1,947,922)
PEO [Member] | Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,682,449)		(95,972)	(2,838,193)
PEO [Member] | Increase For Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		413,267	576,449	580,054	512,139
PEO [Member] | Deduction For Grant Date Fair Value Of Stock Awarded Reported Under Stock Awards Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,100,586)	(8,314,479)	(10,500,442)	(10,522,576)
PEO [Member] | Deduction For Amounts Grant Date Fair Value Of Options Awarded [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,477,679)	(2,905,358)	(3,011,625)	(2,493,513)
PEO [Member] | Increase For Year End Fair Value Of Awards Granted That Remins Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	14,676,737	12,650,262	22,165,513	13,307,527
PEO [Member] | Increase Decrease For Change In Fair Value Of Award Granted That Were Outstanding And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	4,093,826	1,079,909	14,602,311	1,043,862
PEO [Member] | Increase Decrease For Change In Fair Value To Vesting Date Of Awards Granted That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,665,339	264,240	3,486,240	(977,153)
PEO [Member] | Increase For Value Of Dividend Equivalents Earned On Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,355	18,180	19,617	19,985
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,083,005	651,974	4,547,040	(435,677)
Non-PEO NEO [Member] | Deduction For Change In Actuarial Present Values Reported Under Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(759,247)		(216,984)	(708,553)
Non-PEO NEO [Member] | Increase For Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		129,420	162,591	165,031	188,354
Non-PEO NEO [Member] | Deduction For Grant Date Fair Value Of Stock Awarded Reported Under Stock Awards Column [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,697,740)	(1,444)	(1,828,820)	(1,797,292)
Non-PEO NEO [Member] | Deduction For Amounts Grant Date Fair Value Of Options Awarded [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(584,526)	(504,602)	(527,116)	(429,833)
Non-PEO NEO [Member] | Increase For Year End Fair Value Of Awards Granted That Remins Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	2,466,901	2,190,502	3,879,540	2,293,943
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value Of Award Granted That Were Outstanding And Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	711,301	194,183	2,484,003	170,048
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value To Vesting Date Of Awards Granted That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		814,467	50,307	588,100	(155,581)
Non-PEO NEO [Member] | Increase For Value Of Dividend Equivalents Earned On Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,469	$ 3,112	$ 3,286	$ 3,237

[1]	During each year in the table above, Mr. Donnelly was Textron’s Principal Executive Officer (“PEO”) and our other Named Executive Officers (“Non-PEO NEOs”) consisted of Mr. Connor, Mr. Lupone and Ms. Duffy.
[2]	Represents the value as of the end of each year indicated of $100 invested on December 31, 2019 in the Company’s stock or in one of the indicated Peer Group indices.
[3]	2022’s Manufacturing Cash Flow before Pension Contributions has been adjusted to exclude the impact of the Pipistrel acquisition consistent with the prior year’s presentation.
[4]	We calculate the fair value of our PSUs, which are typically settled in cash, but, in the Committee’s discretion, can be settled in shares of common stock, cash, or a combination of both, in accordance with GAAP, based on the closing price of our common stock and the number of units, as adjusted based on estimates with respect to performance on the relevant metrics. On the grant date, we assume performance at target on the metrics. Following the grant date, we apply the actual relative TSR as of the valuation date, and, for the remaining performance periods, we utilize estimates of performance against the target for each operating metric.